Share-Based Compensation (Tables)	12 Months Ended
Mar. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of Assumptions Used	The following weighted-average assumptions were used for options granted during fiscal 2020, fiscal 2019 and fiscal 2018:

	Fiscal 2020	Fiscal 2019	Fiscal 2018
Risk-free interest rate	2.26%	2.64%	2.01%
Expected life of options	6.2 years	6.2 years	5.7 years
Expected dividend yield of stock	1.22%	1.47%	1.58%
Expected volatility of stock	20.27%	19.91%	22.08%

Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding	A summary of share option activity is as follows:

	Number of Options	Weighted Average Exercise Price	Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at March 31, 2019	2,104,685	$72.82
Granted	345,138	147.22
Exercised	(613,086)	57.29
Forfeited	(40,611)	122.61
Outstanding at March 31, 2020	1,796,126	$91.29	6.8 years	$89,800
Exercisable at March 31, 2020	922,708	$69.52	5.6 years	$65,136

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity	A summary of the non-vested restricted share activity is presented below:

	Number of Restricted Shares	Number of Restricted Share Units	Weighted-Average Grant Date Fair Value
Non-vested at March 31, 2019	676,373	33,219	$80.86
Granted	156,901	14,553	135.86
Vested	(221,606)	(14,999)	74.63
Forfeited	(35,838)	(1,879)	93.56
Non-vested at March 31, 2020	575,830	30,894	$98.07